John Hancock Municipal Opportunities Fund Shareholder Fees - Classes A C I and R6 [Member] - John Hancock Municipal Opportunities Fund	May 31, 2026 USD ($)
Class A
Prospectus [Line Items]
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	4.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%
Maximum Account Fee	$ 20
Class C
Prospectus [Line Items]
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%
Maximum Account Fee	$ 20
Class I
Prospectus [Line Items]
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Account Fee	$ 0
Class R6
Prospectus [Line Items]
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Account Fee	$ 0